Residential Loans at Amortized Cost, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Change in provision for loan losses	$ (1,100)
Minimum duration for past due residential loans to be considered as non performing		30 days	30 days
Minimum period after which residential loans are placed on non-accrual status		90 days	90 days